Stock-Based Compensation (Tables)	11 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Weighted-Average Assumptions Used in Calculating the Fair Value of the Awards

The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards for the period from February 6, 2024 (inception) to December 31, 2024:

Period from February 6, 2024 (Inception) to December 31, 2024
Expected term (in years)	6.1
Expected volatility	100.21%
Risk-free interest rate	4.26%
Expected dividend yield	—

The following table summarizes the weighted-average assumptions used in calculating the fair value of the warrants for the period from February 6, 2024 (inception) to December 31, 2024:

Period from February 6, 2024 (Inception) to December 31, 2024
Expected term (in years)	6.1
Expected volatility	99.02%
Risk-free interest rate	4.15%
Expected dividend yield	—

Schedule of Stock Option Activity

The following table summarizes the stock option activities under the 2024 Plan and 2024 Stock Plan for the period of February 6, 2024 (inception) through December 31, 2024:

	Number of Stock Options Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Balance as of February 6, 2024 (inception)	—	$—	—	$—
Granted	1,567,760	$11.39
Exercised	—	$—
Forfeited	—	$—
Balance as of December 31, 2024	1,567,760	$11.39	9.4	$15,470
Vested and expected to vest, December 31, 2024	1,567,760	$11.39	9.4	$15,470
Exercisable, December 31, 2024	—	$—	—	$—

Schedule of RSA Activity

The following table summarizes the RSA activity for the period from February 6, 2024 (inception) through December 31, 2024:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of February 6, 2024 (inception)	—	$—
Granted	2,207,553	$—
Unvested balance as of December 31, 2024	2,207,553	$—

Schedule of Employee Warrant Activity

The following table summarizes the warrant activity for the period from February 6, 2024 (inception) through December 31, 2024:

	Number of Employee Warrants Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Balance as of February 6, 2024 (inception)	—	$—	—	$—
Granted	3,054,358	$7.80
Exercised	—	$—
Forfeited	—	$—
Balance as of December 31, 2024	3,054,358	$7.80	9.5	$35,400
Vested and expected to vest, December 31, 2024	3,054,358	$7.80	9.5	$35,400
Exercisable, December 31, 2024	—	$—	—	$—

Schedule of Company’s Stock-Based Compensation Expense

The following table summarizes the classification of the Company’s stock-based compensation expense in the consolidated statement of operations and comprehensive loss (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Research and development	$11,992
General and administrative	2,927
Total	$14,919

Schedule of Award Types of Company’s Stock-Based Compensation Expense

The following table summarizes the award types of the Company’s stock-based compensation expense in the consolidated statement of operations and comprehensive loss (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Paruka Warrant Obligation	$10,357
Employee warrants	2,899
Stock options	1,626
Employee stock purchase plan	37
Total	$14,919